Equity (Tables) - Noble Finance Company	11 Months Ended
Dec. 31, 2021
Class of Stock [Line Items]
Summary of Stock Options Granted	A summary of the status of stock options granted under the 1991 Plan and the changes during the period ended on February 5, 2021, December 31, 2020 and December 31, 2019 are presented below:

	February 5, 2021		December 31, 2020		December 31, 2019
	Number of Shares Underlying Options	Weighted Average Exercise Price	Number of Shares Underlying Options	Weighted Average Exercise Price	Number of Shares Underlying Options	Weighted Average Exercise Price
Outstanding at beginning of period	556,155	$30.39	708,400	$30.90	1,103,242	$28.74
Expired or cancelled	(556,155)	30.39	(152,245)	32.78	(394,842)	24.85

Outstanding at end of period	—	—	556,155	30.39	708,400	30.90

Exercisable at end of period	—	$—	556,155	$30.39	708,400	$30.90

Assumptions used to Value Performance-Vested Restricted Stock Awards	The assumptions used to value the PVRSUs included historical volatility and risk-free interest rates over a time period commensurate with the remaining term prior to vesting, as follows:

	2020	2019
Valuation assumptions:
Expected volatility	69.8%	59.6%
Expected dividend yield	—%	—%
Risk-free interest rate	1.40%	2.50%

Summary of Restricted Share Awards
A summary of the RSUs awarded for each of the years ended 2020 and 2019 is as follows:

	2020	2019
TVRSU
Units awarded	5,559,678	4,639,119
Weighted-average share price at award date	$0.82	$3.02
Weighted-average vesting period (years)	3.0	3.0
PVRSU
Units awarded	2,696,774	1,623,399
Weighted-average share price at award date	$0.91	$3.13
Three-year performance period ended December 31	2022	2021
Weighted-average award date fair value	$1.14	$3.61

Summary of Status of Non-Vested Restricted Shares
A summary of the status of
non-vested
RSUs at December 31, 2021 and changes for the period from February 6, 2021 through December 31, 2021 is presented below:

	Equity-Classified TVRSUs Outstanding	Weighted Average Award-Date Fair Value	PVRSUs Outstanding (1)	Weighted Average Award-Date Fair Value
Non-vested RSUs at February 5, 2021 (Successor)	—	$—	—	$—
Awarded	1,735,843	16.68	1,457,842	20.82
Vested	—	—	—	—
Forfeited	(66,081)	16.44	—	—

Non-vested RSUs at December 31, 2021 (Successor)	1,669,762	$16.69	1,457,842	$20.82

(1)
For awards granted during 2021, the number of PVRSUs shown equals the shares that would vest if the “target” level of performance is achieved. The minimum number of units is zero and the “maximum” level of performance is 200 percent of the amounts shown.

Noble Incentive Plan
Class of Stock [Line Items]
Assumptions used to Value Performance-Vested Restricted Stock Awards	The assumptions used to value the PVRSUs include historical volatility and risk-free interest rates over a time period commensurate with the remaining term prior to vesting, as follows for the respective grant dates:

	February 19, 2021	October 1, 2021	December 1, 2021
Valuation assumptions:
Expected volatility	50.0%	92.2%	95.1%
Expected dividend yield	—%	—%	—%
Risk-free interest rate	0.19%	0.33%	0.58%

Summary of Restricted Share Awards
A summary of the RSUs awarded for the period from February 6, 2021 through December 31, 2021 is as follows:

2021
Equity-classified TVRSU
Units awarded	1,735,843
Weighted-average share price at award date	$16.68
Weighted-average vesting period (years)	2.94
Liability-classified TVRSU
Units awarded	52,364
Weighted-average share price at award date	$16.76
Weighted-average vesting period (years)	2.81
PVRSU
Units awarded	1,457,842
Weighted-average share price at award date	$16.74
Three-year performance period ended December 31	2023
Weighted-average award date fair value	$20.82

Summary of Status of Non-Vested Restricted Shares
A summary of the status of
non-vested
RSUs at February 5, 2021 and changes during the period from January 1 through February 5, 2021 is presented below:

	TVRSUs Outstanding	Weighted Average Award-Date Fair Value	PVRSUs Outstanding (1)	Weighted Average Award-Date Fair Value
Non-vested RSUs at January 1, 2021 (Predecessor)	2,362,500	$3.43	3,163,113	$3.22
Awarded	—	—	—	—
Vested	(61,050)	5.46	—	—
Forfeited or cancelled	(2,301,450)	3.37	(3,163,113)	3.22

Non-vested RSUs at February 5, 2021 (Predecessor)	—	$—	—	$—

(1)
For awards granted prior to 2019, the number of PVRSUs shown equals the shares that would vest if the “maximum” level of performance was achieved. The minimum number of shares was zero and the “target” level of performance was
50

percent of the amounts shown. For awards granted during 2020 and 2019, the number of PVRSUs shown equals the shares that would vest if the “target” level of performance was achieved. The minimum number of shares was zero and the “maximum” level of performance was
200

percent of the amounts shown.